Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	Eaton Vance NextShares Trust
Central Index Key	0001573035
Amendment Flag	false
Document Creation Date	Feb. 27, 2019
Document Effective Date	Mar. 01, 2019
Prospectus Date	Mar. 01, 2019
Entity Inv Company Type	N-1A
Eaton Vance Global Income Builder NextShares | Eaton Vance Global Income Builder NextShares
Risk/Return:
Trading Symbol	EVGBC